Share Capital and Additional Paid in Capital Authorized - Summary of RSU Activities (Details) - RSUs - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning balance	5,268,373	5,056,268	5,056,268	3,305,837
Number of RSUs, Granted	4,149,000	2,573,333	4,010,000	4,351,944
Number of RSUs, Vested	(1,876,109)	(814,142)	(2,080,648)	(1,741,152)
Number of RSUs, Forfeited	(246,669)	(850,437)	(1,612,247)	(860,361)
Number of RSUs Outstanding, Ending balance	7,294,595	5,965,022	5,268,373	5,056,268
Weighted average grant date fair value per RSU Outstanding, Beginning balance	$ 0.65	$ 0.98	$ 0.98	$ 1.14
Weighted average grant date fair value per RSU, Granted	0.67	0.52	0.52	0.91
Weighted average grant date fair value per RSU, Vested	0.6	1.01	1.01	0.87
Weighted average grant date fair value per RSU, Forfeited	0.66	1.11	0.9	0.88
Weighted average grant date fair value per RSU Outstanding, Ending balance	$ 0.67	$ 0.76	$ 0.65	$ 0.98
Previously Reported
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning balance	5,373,373
Number of RSUs Outstanding, Ending balance			5,373,373